Basis of Presentation and General Information (Details)	Dec. 31, 2024 item $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares	Sep. 18, 2009 $ / shares shares
Property, Plant and Equipment
Common stock, authorized capital stock (in shares) | shares	750,000,000	750,000,000		750,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized capital stock (in shares) | shares	100,000,000	100,000,000		100,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01		$ 0.01
Hyundai Honour
Property, Plant and Equipment
TEU	13,100
Hyundai Respect.
Property, Plant and Equipment
TEU	13,100
Hyundai Smart.
Property, Plant and Equipment
TEU	13,100
Hyundai Speed.
Property, Plant and Equipment
TEU	13,100
Hyundai Ambition.
Property, Plant and Equipment
TEU	13,100
Express Berlin
Property, Plant and Equipment
TEU	10,100
Express Rome
Property, Plant and Equipment
TEU	10,100
Express Athens
Property, Plant and Equipment
TEU	10,100
Pusan C
Property, Plant and Equipment
TEU	9,580
Le Havre
Property, Plant and Equipment
TEU	9,580
Bremen
Property, Plant and Equipment
TEU	9,012
C Hamburg
Property, Plant and Equipment
TEU	9,012
Niledutch Lion
Property, Plant and Equipment
TEU	8,626
Kota Manzanillo
Property, Plant and Equipment
TEU	8,533
Belita
Property, Plant and Equipment
TEU	8,533
CMA CGM Melisande
Property, Plant and Equipment
TEU	8,530
CMA CGM Attila
Property, Plant and Equipment
TEU	8,530
CMA CGM Tancredi
Property, Plant and Equipment
TEU	8,530
CMA CGM Bianca
Property, Plant and Equipment
TEU	8,530
CMA CGM Samson
Property, Plant and Equipment
TEU	8,530
Europe
Property, Plant and Equipment
TEU	8,468
America
Property, Plant and Equipment
TEU	8,468
Kota Santos
Property, Plant and Equipment
TEU	8,463
Catherine C
Property, Plant and Equipment
TEU	8,010
Greenland
Property, Plant and Equipment
TEU	8,010
Greenville
Property, Plant and Equipment
TEU	8,010
Greenfield
Property, Plant and Equipment
TEU	8,010
Interasia Accelerate
Property, Plant and Equipment
TEU	7,165
Interasia Amplify
Property, Plant and Equipment
TEU	7,165
CMA CGM Musset
Property, Plant and Equipment
TEU	6,500
CMA CGM Nerval
Property, Plant and Equipment
TEU	6,500
CMA CGM Rabelais
Property, Plant and Equipment
TEU	6,500
Racine
Property, Plant and Equipment
TEU	6,500
CMA CGM Moliere
Property, Plant and Equipment
TEU	6,500
YM Mandate
Property, Plant and Equipment
TEU	6,500
YM Maturity
Property, Plant and Equipment
TEU	6,500
Savannah
Property, Plant and Equipment
TEU	6,402
Dimitra C
Property, Plant and Equipment
TEU	6,402
Suez Canal
Property, Plant and Equipment
TEU	5,610
Kota Lima
Property, Plant and Equipment
TEU	5,544
Wide Alpha
Property, Plant and Equipment
TEU	5,466
Stephanie C
Property, Plant and Equipment
TEU	5,466
Maersk Euphrates
Property, Plant and Equipment
TEU	5,466
Wide Hotel
Property, Plant and Equipment
TEU	5,466
Wide India
Property, Plant and Equipment
TEU	5,466
Wide Juliet
Property, Plant and Equipment
TEU	5,466
Monaco (ex Zim Monaco)
Property, Plant and Equipment
TEU	4,253
Dalian
Property, Plant and Equipment
TEU	4,253
Zim Luanda
Property, Plant and Equipment
TEU	4,253
Rio Grande
Property, Plant and Equipment
TEU	4,253
Paolo
Property, Plant and Equipment
TEU	4,253
Kingston.
Property, Plant and Equipment
TEU	4,253
Seattle C
Property, Plant and Equipment
TEU	4,253
Vancouver
Property, Plant and Equipment
TEU	4,253
Tongala
Property, Plant and Equipment
TEU	4,253
Derby D
Property, Plant and Equipment
TEU	4,253
Dimitris C
Property, Plant and Equipment
TEU	3,430
Express Spain
Property, Plant and Equipment
TEU	3,400
Express Black Sea
Property, Plant and Equipment
TEU	3,400
Express Argentina
Property, Plant and Equipment
TEU	3,400
Express Brazil
Property, Plant and Equipment
TEU	3,400
Express France
Property, Plant and Equipment
TEU	3,400
Singapore
Property, Plant and Equipment
TEU	3,314
Colombo
Property, Plant and Equipment
TEU	3,314
Zebra
Property, Plant and Equipment
TEU	2,602
Artotina
Property, Plant and Equipment
TEU	2,524
Highway
Property, Plant and Equipment
TEU	2,200
Progress C
Property, Plant and Equipment
TEU	2,200
Bridge
Property, Plant and Equipment
TEU	2,200
Phoenix D
Property, Plant and Equipment
TEU	2,200
Advance
Property, Plant and Equipment
TEU	2,200
Stride
Property, Plant and Equipment
TEU	2,200
Future
Property, Plant and Equipment
TEU	2,200
Sprinter
Property, Plant and Equipment
TEU	2,200
Hull No. CV5900-07
Property, Plant and Equipment
TEU	6,014
Hull No. CV5900-08
Property, Plant and Equipment
TEU	6,014
Hull No. YZJ2023-1556
Property, Plant and Equipment
TEU	8,258
Hull No. YZJ2023-1557
Property, Plant and Equipment
TEU	8,258
Hull No. Yzj 2024-1612
Property, Plant and Equipment
TEU	8,258
Hull No. Yzj 2024-1613
Property, Plant and Equipment
TEU	8,258
Hull No. Yzj 2024-1625
Property, Plant and Equipment
TEU	8,258
Hull No. Yzj 2024-1626
Property, Plant and Equipment
TEU	8,258
Hull No. YZJ2024-1668
Property, Plant and Equipment
TEU	8,258
Hull No. C9200-7
Property, Plant and Equipment
TEU	9,200
Hull No. C9200-8
Property, Plant and Equipment
TEU	9,200
Hull No. C9200-9
Property, Plant and Equipment
TEU	9,200
Hull No. C9200-10
Property, Plant and Equipment
TEU	9,200
Hull No. C9200-11
Property, Plant and Equipment
TEU	9,200
Hull No. H2596
Property, Plant and Equipment
TEU	9,200
Hull No. H2597
Property, Plant and Equipment
TEU	9,200